DEBT (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Schedule of Short-term Borrowings, Bank Overdrafts and Long-term Debt
Short-term borrowings, bank overdrafts and long-term debt consisted of the following:

	June 30, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Revolving Credit Facility	$153,547	$183,909
Term Loan A and Term Loan B	817,425	823,875
Vessel financing loans	82,125	89,479
Other long-term financing arrangements	42,502	41,483
Other revolving credit facilities, at a weighted average interest rate of 6.8% as of June 30, 2023 (4.8% as of December 31, 2022)	88,796	73,999
Bank overdrafts	20,285	8,623
Finance lease obligations, at a weighted average interest rate of 4.1% as of June 30, 2023 (3.7% as of December 31, 2022)	30,354	29,885
Total debt, gross	1,235,034	1,251,253
Unamortized debt discounts and debt issuance costs	(16,125)	(17,874)
Total debt, net	1,218,909	1,233,379
Current maturities, net of unamortized debt discounts and debt issuance costs	(268,203)	(97,435)
Bank overdrafts	(20,285)	(8,623)
Long-term debt, net	$930,421	$1,127,321